Advances for Vessel Acquisitions and Vessels Under Construction	12 Months Ended
Dec. 31, 2012
Advances For Vessel Acquisitions And Vessels Under Construction [Abstract]
Advances for Vessel Acquisitions and Vessels Under Construction

4. Advances for Vessel Acquisitions and Vessels Under Construction

Advances for vessels under construction relate to the installments paid that were due to the respective shipyard including capitalized expenses.

As of December 31, 2011, the Company’s newbuilding program consisted of four Handysize drybulk vessels with expected delivery in 2012 and two 4,800 TEU containerships with expected delivery in the fourth quarter of 2013. Each contract provides for payment of one advance deposit and final payment on delivery of each vessel. An amount of $57,484,350 and $3,605,900 was paid to the shipyard in 2010 and 2011, respectively, representing the first installment which was financed from the Company’s own funds.

On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk vessels; the M/V Prosperous Seas and the M/V Precious Seas, respectively. An amount of $29,328,882 was paid to the shipyard in 2012, representing the final installment of the respective vessels which was financed from the syndicated secured loan facility led by Nordea Bank Finland Plc and the Company’s own funds (refer to Notes 5 and 9).

On September 24, 2012, the Company and the shipyard agreed to postpone the delivery dates of the Company’s remaining vessels under construction and to change the apportionment of the advances already paid among the vessels under construction. The outstanding newbuilding installments relating to the remaining vessels under construction as of December 31, 2012, were amounted to $115,391,544.

On January 29, 2013, the Company took delivery of its third Handysize drybulk vessel; the M/V Priceless Seas. In January 2013, an amount of $1,419,475 was paid to the shipyard representing the final installment of the respective vessel which was financed from the Company’s own funds (refer to Notes 5 and 9).

Under the amended shipbuilding contracts and based on the latest shipbuilding update from the shipyard, the remaining Handysize drybulk vessel (Hull no. 625) is expected to be delivered in the fourth quarter of 2013 and the two 4,800 TEU containerships (Hull no. 656 and Hull no. 657) are expected to be delivered in the second quarter of 2014.

The decrease in Advances for vessel acquisitions and vessels under construction during the year ended December 31, 2012, is attributable to the acquisition of the M/V Prosperous Seas and M/V Precious Seas discussed above, partially offset by the payment of capitalized expenses relating to vessels under construction.